RESTRICTED CASH, CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH, CASH AND CASH EQUIVALENTS	RESTRICTED CASH, CASH AND CASH EQUIVALENTS

Amounts in $ ‘000	2025	2024
Restricted cash (non-current)	1,227	1,505
Restricted cash (current)	761	—
Cash and cash equivalents	145,305	54,944
Total restricted cash, cash and cash equivalents	147,293	56,449

Cash is free at disposal of the Company, except for restricted cash, which amounts to $2.0 million and $1.5 million in 2025 and 2024, respectively. Restricted cash includes deposits for rent.

For purposes of the cash flow statement restricted cash and marketable securities are not considered as ''cash and cash equivalents''.